Stock-Based Compensation (Details) - Schedule of black-scholes option-pricing model	3 Months Ended
Sep. 30, 2021
Schedule of black-scholes option-pricing model [Abstract]
Expected volatility	100.00%
Expected term	5 years
Dividend yield	0.00%
Risk-free interest rates	0.80%